Schedule of Investments
January 31, 2025 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Foreign Common Stock (96.2%)
Brazil (3.2%)
Ambev	323,800	$617
Banco do Brasil	80,300	381
Camil Alimentos	44,100	36
Cia de Saneamento de Minas Gerais Copasa MG	110,900	423
JBS S	65,200	399
Telefonica Brasil	49,300	437
Vale	66,200	613
Vibra Energia	130,500	379
		3,285

Chile (0.2%)
Cencosud	67,000	171

China (27.0%)
3SBio	517,000	399
Alibaba Group Holding	267,300	3,279
AviChina Industry & Technology, Cl H	461,000	215
BAIC Motor, Cl H	1,331,500	375
Baidu, Cl A*	35,100	397
Bank of China, Cl H	1,438,000	744
Bank of Communications, Cl H	525,000	425
Beijing Enterprises Holdings	22,500	77
Bosideng International Holdings	764,000	370
BYD Electronic International	53,500	292
China CITIC Bank, Cl H	627,000	448
China Coal Energy, Cl H	349,000	401
China Everbright Bank, Cl H	1,117,000	437
China Feihe	589,000	405
China Hongqiao Group	291,500	490
China Medical System Holdings	422,000	381
China Merchants Port Holdings	96,000	163
China Minsheng Banking, Cl H	254,000	121
China Nonferrous Mining	327,000	216
China Pacific Insurance Group, Cl H	164,200	489
China Petroleum & Chemical, Cl H	446,000	244
China Railway Signal & Communication, Cl H	972,000	393
China Suntien Green Energy, Cl H	463,000	221
China Tower, Cl H	2,032,000	293
China XLX Fertiliser	128,000	67

LSV Emerging Markets Equity Fund
	Shares	Value (000)
China (continued)
CSPC Pharmaceutical Group	820,000	$473
Far East Horizon	91,000	67
First Tractor, Cl H	384,000	359
Great Wall Motor, Cl H	225,000	368
Haier Smart Home, Cl H	174,200	576
Hello Group ADR	54,700	393
Hengan International Group	97,000	266
JD.com, Cl A	72,400	1,473
Jiangxi Copper, Cl H	256,000	406
JOYY ADR*	9,300	403
Kunlun Energy	360,000	344
Lenovo Group	576,000	695
New China Life Insurance, Cl H	150,100	470
Orient Overseas International	19,000	254
People's Insurance Group of China, Cl H	886,000	453
PetroChina, Cl H	942,000	720
PICC Property & Casualty, Cl H	240,000	390
Ping An Insurance Group of China, Cl H	103,000	580
Postal Savings Bank of China, Cl H	692,000	413
Shougang Fushan Resources Group	210,000	64
Sinopec Engineering Group, Cl H	459,000	367
Sinopharm Group, Cl H	120,000	317
Sinotrans, Cl H	476,000	227
Sinotruk Hong Kong	172,000	501
SITC International Holdings	162,000	385
TCL Electronics Holdings	527,000	462
Tencent Holdings	26,000	1,368
Vipshop Holdings ADR	29,600	425
Want Want China Holdings	441,100	270
Weichai Power, Cl H	276,000	480
Xtep International Holdings	545,000	421
Yangzijiang Shipbuilding Holdings	143,600	322
Zhengzhou Coal Mining Machinery Group, Cl H	311,000	408
Zhongsheng Group Holdings	211,000	334
ZTE, Cl H	232,200	812
		27,608

Egypt (0.2%)
Abou Kir Fertilizers & Chemical Industries	112,500	126

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Egypt (continued)
Eastern SAE	157,533	$91
		217

Greece (1.1%)
Hellenic Telecommunications Organization	26,100	395
Motor Oil Hellas Corinth Refineries	13,100	289
National Bank of Greece	49,400	428
		1,112

Hong Kong (0.8%)
Dongfang Electric, Cl H	336,400	390
Grand Pharmaceutical Group	400,000	217
Kingboard Laminates Holdings	66,000	66
SSY Group	462,000	188
		861

Hungary (1.1%)
Magyar Telekom Telecommunications	126,600	446
MOL Hungarian Oil & Gas	10,900	80
OTP Bank Nyrt	9,513	588
		1,114

India (15.5%)
Amara Raja Energy & Mobility	7,900	94
Aurobindo Pharma	2,998	40
Bank of Baroda	293,700	720
Bank of India	226,400	292
Bharat Petroleum	259,200	778
Canara Bank	624,000	668
CESC	101,200	166
Chambal Fertilisers and Chemicals	96,790	561
Chennai Petroleum	48,900	304
Coal India	189,500	863
EID Parry India*	33,812	319
GAIL India	65,800	134
General Insurance Corp of India	81,330	384
GHCL	45,700	385
Great Eastern Shipping	34,400	389
Gujarat Narmada Valley Fertilizers & Chemicals	11,800	75
Gujarat State Fertilizers & Chemicals	50,600	119
Hindalco Industries	125,700	859

LSV Emerging Markets Equity Fund
	Shares	Value (000)
India (continued)
Indian Bank	95,400	$610
Indian Oil	152,700	226
Indus Towers*	117,300	468
Jindal Saw	70,900	204
JK Paper	71,900	304
JK Tyre & Industries	50,400	184
LIC Housing Finance	66,100	455
Mahanagar Gas	6,973	111
Maharashtra Seamless	42,200	301
Manappuram Finance	130,300	293
National Aluminium	197,700	459
NMDC	643,200	488
NMDC Steel*	44,900	22
Oil & Natural Gas	277,300	836
Oil India	56,900	275
Petronet LNG	164,500	598
Power Finance	44,400	215
Power Grid Corp of India	62,000	215
PTC India	99,100	164
REC	41,400	214
Redington	64,800	154
State Bank of India	52,400	466
Sun TV Network	51,800	369
Union Bank of India	485,547	643
Vedanta	107,000	543
		15,967

Indonesia (1.6%)
Astra International	1,335,000	393
Bank Negara Indonesia Persero	1,111,300	323
Bukit Asam	1,628,000	268
Telkom Indonesia Persero	1,761,900	284
United Tractors	253,900	387
		1,655

Kuwait (0.4%)
Mobile Telecommunications KSCP	261,000	382

Malaysia (1.5%)
AMMB Holdings	338,000	427
CIMB Group Holdings	222,400	399
RHB Bank	288,000	415
Scientex	64,200	58
Sime Darby	567,200	286
		1,585

Mexico (2.7%)
America Movil	563,800	396

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Mexico (continued)
Cemex	208,200	$123
Coca-Cola Femsa	39,100	306
Fibra Uno Administracion‡	55,800	58
Genomma Lab Internacional, Cl B	312,400	425
Grupo Financiero Banorte, Cl O	44,800	311
Grupo Mexico	101,800	496
Kimberly-Clark de Mexico, Cl A	274,400	409
Megacable Holdings	133,800	262
		2,786

Peru (0.4%)
Credicorp	2,500	458

Philippines (0.5%)
DMCI Holdings	460,100	86
Metropolitan Bank & Trust	391,300	464
		550

Poland (2.1%)
Asseco Poland	15,757	457
Orange Polska	146,000	286
ORLEN	26,300	347
Powszechna Kasa Oszczednosci Bank Polski	36,900	605
Powszechny Zaklad Ubezpieczen	35,800	439
		2,134

Russia (–%)
Gazprom PJSC(A),(B)*	11,300	—
GMK Norilskiy Nickel PAO(A),(B)	370	—
LUKOIL PJSC(A),(B)	2,300	—
Magnit PJSC(A),(B)	1,000	—
Mobile TeleSystems PJSC(A),(B)	13,800	—
		—

Saudi Arabia (2.9%)
Al Babtain Power & Telecommunication	32,800	402
Arab National Bank	131,000	747
Banque Saudi Fransi	69,066	296
Etihad Etisalat	36,000	555
Saudi Awwal Bank	57,300	549

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Saudi Arabia (continued)
Saudi Investment Bank	106,000	$427
		2,976

South Africa (2.5%)
Absa Group	16,500	164
African Rainbow Minerals	9,700	84
Astral Foods	443	4
Exxaro Resources	40,500	379
Foschini Group	19,200	146
Gold Fields	22,200	379
Impala Platinum Holdings*	19,884	109
MTN Group	19,400	119
Naspers, Cl N	984	207
Nedbank Group	26,000	383
Oceana Group	16,600	60
Tiger Brands	9,929	147
Vodacom Group	73,400	429
		2,610

South Korea (10.3%)
BGF retail	800	57
DB HiTek	15,300	337
DB Insurance	5,800	386
Doosan Bobcat	10,700	352
Hana Financial Group	10,300	426
Hankook Tire & Technology	15,500	435
Hyundai Glovis	5,000	511
Hyundai Marine & Fire Insurance	11,900	202
Hyundai Motor	4,200	591
JB Financial Group	29,100	395
KB Financial Group	6,800	426
Kia	11,400	794
KT	12,600	414
KT&G	5,400	410
LG	2,800	144
LG Innotek	1,700	173
Lotte Chilsung Beverage	1,000	71
LX INTERNATIONAL CORP	8,700	149
LX Semicon	5,100	198
PSK	13,700	178
Samsung Electronics	34,800	1,242
Samsung Fire & Marine Insurance	1,600	418
Samsung Life Insurance*	5,900	360
Samsung SDS	1,700	141
Shinhan Financial Group	12,100	421
Shinsegae	500	46
SK Square*	13,800	881
SK Telecom	10,400	396

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
South Korea (continued)
SNT Motiv	4,000	$68
		10,622

Taiwan (17.4%)
Arcadyan Technology	65,000	351
ASE Technology Holding	51,000	265
Asustek Computer	31,000	564
Cathay Financial Holding	340,000	686
Chicony Electronics	20,000	93
Chin-Poon Industrial	348,000	380
Chipbond Technology	228,000	443
ChipMOS Technologies	418,000	400
Compal Electronics	352,000	388
Compeq Manufacturing	190,000	397
CTBC Financial Holding	873,000	1,039
Eva Airways	418,000	603
Everlight Electronics	141,000	352
Getac Holdings	124,000	446
Global Brands Manufacture	60,000	120
Global Mixed Mode Technology	8,000	55
Hon Hai Precision Industry	199,000	1,063
KGI Financial Holding	763,000	399
King Yuan Electronics	8,000	27
King's Town Bank	257,000	399
MediaTek	30,000	1,299
Pegatron	105,000	306
Pou Chen	340,000	377
Powertech Technology	60,000	208
Primax Electronics	36,000	89
Radiant Opto-Electronics	64,000	389
Sigurd Microelectronics	41,000	87
Simplo Technology	27,000	328
Sino-American Silicon Products	89,000	315
SinoPac Financial Holdings	47	—
Taiwan Semiconductor Manufacturing	97,000	3,237
Topco Scientific	10,288	90
Tripod Technology	75,000	440
Tung Ho Steel Enterprise	193,000	399
United Integrated Services	14,000	216
United Microelectronics	883,000	1,053
Yuanta Financial Holding	391,680	412
		17,715

Thailand (2.4%)
Bangkok Bank	92,800	424
Kasikornbank	120,600	573
Kiatnakin Phatra Bank	208,100	321
Krung Thai Bank	851,700	578
Supalai	433,900	216

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Thailand (continued)
Thai Beverage	992,800	$390
		2,502

Turkey (0.7%)
BIM Birlesik Magazalar	14,700	226
Coca-Cola Icecek	152,000	241
Haci Omer Sabanci Holding	104,900	292
		759

United Arab Emirates (1.7%)
Air Arabia PJSC	436,900	367
Emaar Properties PJSC	153,800	564
Emirates NBD Bank PJSC	137,100	779
		1,710

TOTAL FOREIGN COMMON STOCK
(Cost $96,738)		98,779

Foreign Preferred Stock (2.0%)
Brazil** (1.7%)
Banco do Estado do Rio Grande do Sul	36,000	64
Cia Energetica de Minas Gerais	230,200	434
Itausa	274,500	448
Petroleo Brasileiro	110,000	709
		1,655

Chile** (0.3%)
Embotelladora Andina	107,400	359

TOTAL FOREIGN PREFERRED STOCK
(Cost $2,061)		2,014
Warrants (0.0%)*
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	3,642	—

TOTAL WARRANTS
(Cost $–)		—

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Emerging Markets Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.7%)
South Street Securities
4.000%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $1,791 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1,673, 0.500% - 4.875%, 02/28/2026 – 11/15/2048; total market value $1,826)	$1,791	$1,791

TOTAL REPURCHASE AGREEMENT
(Cost $1,791)		1,791

Total Investments – 99.9%
(Cost $100,590)		$102,584

Percentages are based on Net Assets of $102,684 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-008-1300